Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Employee Benefits and Share-based Compensation [Abstract]
Transactions under the Company’s stock option plans
Transactions under the Company’s stock option plans for 2016 and 2015 are summarized in the following table:

	Shares	Weighted average exercise price	Weighted average remaining contractual life in years	Aggregate intrinsic value
Outstanding at December 31, 2014	460,823	$6.15	5.5	$1,259,154
Options granted	62,700	8.69
Options exercised	(578)	6.65
Options forfeited	—	—
Options expired	(607)	10.23
Outstanding at December 31, 2015	522,338	$6.45	5.1	$2,561,095
Options granted	127,400	11.11
Options exercised	(90,871)	7.97
Options forfeited	(1,833)	7.00
Options expired	(4,275)	7.64
Outstanding at December 31, 2016	552,759	$7.26	5.7	$4,663,432
Exercisable at December 31, 2016	366,695	$5.76	4.1	$3,646,507

Stock Options, Valuation Assumptions
The fair values of the options granted during 2016 and 2015 were estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	For the years ended December 31,
	2016	2015
Number of options granted	127,400	62,700
Weighted average exercise price	$11.11	$8.69
Weighted average fair value of options	$3.49	$3.29
Expected life in years (1)	6.79	6.69
Expected volatility (2)	31.02%	42.20%
Risk-free interest rate (3)	1.94%	1.89%
Dividend yield (4)	1.38%	1.39%

(1)	The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.

(2)	The expected volatility of the Company’s stock price was based on the historical volatility over the period commensurate with the expected life of the options.

(3)	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.

(4)	The expected dividend yield is the projected annual yield based on the grant date stock price.

Schedule of Information About Options Exercised
Upon exercise, the Company issues shares from its authorized but unissued common stock to satisfy the options.  The following table presents information about options exercised during 2016 and 2015:

	For the years ended December 31,
	2016	2015
Number of options exercised	90,871	578
Total intrinsic value of options exercised	$451,288	$1,302
Cash received from options exercised	549,918	—
Tax deduction realized from options exercised	184,351	520

Schedule of Stock Options, by Exercise Price Range
The following table summarizes information about stock options outstanding and exercisable at December 31, 2016:

	Options outstanding			Options exercisable
Range of exercise prices	Options outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Options exercisable	Weighted average exercise price
0.00 - 4.00	96,800	2.1	$3.54	96,800	$3.54
4.01 - 8.00	253,688	4.7	6.24	238,653	6.18
8.01 - 12.00	172,771	8.5	9.60	31,242	9.37
12.01 - 16.00	29,500	10.0	14.60	—	—
Total	552,759	5.7	$7.26	366,695	$5.76

Schedule of Nonvested Share Activity
The following table summarizes nonvested restricted stock activity for the year ended December 31, 2016:

	Shares	Average grant date fair value
Nonvested restricted stock at December 31, 2015	88,882	$7.63
Granted	44,016	11.21
Canceled	(2,200)	4.86
Vested	(33,495)	7.18
Nonvested restricted stock at December 31, 2016	97,203	$9.47

Restricted Stock Awards Activity
Restricted stock awards granted during the years ended December 31, 2016 and 2015 were as follows:

	For the years ended December 31,
	2016	2015
Number of shares granted	44,016	45,980
Average grant date fair value	$11.21	$8.48

Allocation of Share-based Compensation Costs
Compensation expense related to the restricted stock for the years ended December 31, 2016 and 2015 is detailed in the following table:

	For the years ended December 31,
	2016	2015
Compensation expense	$327,151	$302,425
Income tax benefit	133,644	120,788
Compensation expense related to stock options and the related income tax benefit for the years ended December 31, 2016 and 2015 are detailed in the following table:

	For the years ended December 31,
	2016	2015
Compensation expense	$218,013	$147,905
Income tax benefit	89,058	59,073

Summary of Components of Net Periodic Pension Cost of Defined Benefit Plan Recognized
The following table summarizes the components of the net periodic pension cost of the defined benefit plan recognized during the years ended December 31, 2016 and 2015:

	For the years ended December 31,
(In thousands)	2016	2015
Service cost	$62	$59
Interest cost	38	34
Amortization of prior service cost	83	83
Net periodic benefit cost	$183	$176

Summary of Changes in Benefit Obligations of Defined Benefit Plan Recognized
The following table summarizes the changes in benefit obligations of the defined benefit plan recognized during the years ended December 31, 2016:

	For the years ended December 31,
(In thousands)	2016	2015
Benefit obligation, beginning of year	$923	$—
Initial recognition of prior service cost	—	830
Service cost	62	59
Interest cost	38	34
Actuarial gain (loss)	—	—
Benefit obligation, end of year	$1,023	$923